Line of Credit	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Line of Credit [Line Items]
Line of Credit

8. Line of Credit

On May 13, 2021, the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate (3.25% at December 31, 2021), as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”). This loan is secured by all assets of entities owned 100% by DocGo Inc. On November 8, 2021, the company paid off the outstanding balance of the line of credit. This loan is subject to certain financial covenants such as a Fixed Charge Coverage Ratio and Debt to Effective Tangible Net Worth.

On December 17, 2021, Ambulnz-FMC North America, LLC (“FMC NA”), entered into a revolving loan and bridge credit and security agreement with a subsidiary of one of its members with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate (3.25% at December 31, 2021), as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days in the applicable period. The agreement is subject to certain financial covenants such as an unused fee, whereas the Company shall pay to the subsidiary of one of its members an unused fee in the amount of 0.5% of the average daily amount by which the Revolving Commitment Amount ($12 million) exceeds the principal balance of the aggregate outstanding advances. All accrued and unpaid interest and unused fee shall be due and payable on the first anniversary of the date of the agreement (“Revolving Credit Maturity Date”). This loan is secured by all assets of entities owned 100% by DocGo Inc. As of December 31, 2021, the outstanding balance of the line of credit was zero. On January 26, 2022, the company drew $1,000,000 to fund operations and meet short-term obligations.